RULE 497 DOCUMENT

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to Registrant’s Boston Partners Emerging Markets Long/Short Fund prospectus dated October 30, 2015 that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 18, 2015 (Accession No. 0001104659-15-085820).

Securities and Exchange Commission

January 6, 2016

EXHIBIT INDEX

Exhibit No.	Description
101.INS	XBRL Instance Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.SCH	XBRL Taxonomy Extension Schema Document
101. DEF	XBRL Taxonomy Extension Definition Linkbase
101. LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase